INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2019
INTANGIBLE ASSETS, NET
Schedule of intangible assets, net

	As of December 31,
	2018	2019
	RMB	RMB
Intangible assets with indefinite lives:
Domain name	1,222	2,024
Intangible assets with finite lives:
Patents	63,130	92,165
Less: accumulated amortization	(630)	(8,436)
Intangible assets, net	63,722	85,753